Nonaccural Loans, Loans Past due Ninety Days and Accruing Interest, and Restructured Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	$ 9,770	$ 11,018	$ 11,874
Loans past due 90 days and accruing interest	0	0	0
Restructured loans (accruing)	$ 16,383	$ 16,026	$ 4,433